UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22360
GLG Investment Series Trust
(Exact name of registrant as specified in charter)
390 Park Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)
John B. Rowsell
GLG Inc.
390 Park Avenue
New York, NY 10022
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-224-7200
Date of fiscal year end: May 31
Date of reporting period: May 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

GLG International Small Cap Fund

Annual Report

May 31, 2011

GLG International Small Cap Fund

Shareholder Expense Example (unaudited)

As a shareholder of GLG International Small Cap Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of your investment in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 12/7/10 to 05/31/11” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratios	Expenses Paid
	Account	Account	for the Period	During the Period
	Value	Value	12/7/10* to	12/7/10* to
	12/7/10	5/31/11	5/31/11	5/31/11†

Institutional Class
Actual	$1,000.00	$1,053.00	1.94%	$9.55
Hypothetical (5% return before expenses)	$1,000.00	$1,015.26	1.94%	$9.75

*	Commencement of operations.

†	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 175/365 (to reflect the period since commencement of operations).

GLG International Small Cap Fund

Portfolio Summary (unaudited)

May 31, 2011

Industry classifications were as follows:

		% of Net
Industry	Value	Assets

Capital Goods	$28,287,875	22.5%
Materials	21,431,846	17.0
Energy	10,399,662	8.3
Retailing	7,360,606	5.9
Consumer Durables & Apparel	7,050,717	5.6
Technology Hardware & Equipment	6,827,895	5.4
Semiconductors & Semiconductor Equipment	5,850,294	4.6
Banks	5,090,789	4.0
Automobiles & Components	4,787,731	3.8
Diversified Financials	4,227,886	3.4
Insurance	4,089,012	3.2
Consumer Services	3,808,974	3.0
Real Estate	3,267,618	2.6

Software & Services	$2,168,635	1.7%
Health Care Equipment & Services	2,089,161	1.7
Commercial & Professional Services	1,858,132	1.5
Media	1,318,256	1.0
Telecommunication Services	1,148,436	0.9
Food Beverage & Tobacco	619,656	0.5
Utilities	272,187	0.2

Total Common Stocks	$121,955,368	96.8%
Investment Companies	2,493,126	2.0

Total Investments	$124,448,494	98.8%
Other Assets in Excess of Liabilities	1,471,780	1.2

Net Assets	$125,920,274	100.0%

GLG International Small Cap Fund

Schedule of Investments

May 31, 2011

Description	Shares	Value

COMMON STOCKS—96.8%
Australia—5.8%
Adelaide Brighton Ltd.	55,353	$186,175
APA Group	59,283	272,187
Atlas Iron Ltd.*	102,445	404,726
Downer EDI Ltd.	36,414	151,636
Eastern Star Gas Ltd.*	724,018	525,687
Emeco Holdings Ltd.	304,008	344,080
Equinox Minerals Ltd.*	102,412	839,810
Gloucester Coal Ltd.*	22,777	217,908
Iluka Resources Ltd.	38,179	637,574
IOOF Holdings Ltd.	31,377	224,133
Medusa Mining Ltd.	41,171	382,894
Mount Gibson Iron Ltd.*	107,869	213,653
NRW Holdings Ltd.	142,660	435,650
OZ Minerals Ltd.	35,492	535,478
PanAust Ltd.*	179,543	776,413
Perseus Mining Ltd.*	73,154	213,241
Santos Ltd.	17,307	272,758
Seek Ltd.	17,488	126,975
White Energy Co. Ltd.*	35,036	72,762
Whitehaven Coal Ltd.	33,661	205,945
Woodside Petroleum Ltd.	5,766	287,084

Total Australia		7,326,769

Austria—1.9%
Andritz AG	17,117	1,803,138
Austriamicrosystems AG*	11,661	616,615

Total Austria		2,419,753

Belgium—3.5%
Barco N.V.	12,210	970,292
Bekaert N.V.	12,455	1,320,100
Omega Pharma	7,166	372,232
Telenet Group Holding N.V.*	25,234	1,148,436
Umicore SA	10,153	559,534

Total Belgium		4,370,594

Canada—2.3%
Alamos Gold, Inc.	17,222	258,992
Detour Gold Corp.*	9,453	302,074
Gran Tierra Energy, Inc.*	32,931	237,928
IAMGOLD Corp.	14,033	295,767
Lundin Mining Corp.*	75,131	561,828
Man Wah Holdings Ltd.	534,200	610,624
New Gold, Inc.*	41,698	423,931
Yamana Gold, Inc.	14,661	188,095

Total Canada		2,879,239

China—0.5%
Zhaojin Mining Industry Co., Ltd.	268,000	615,438

Denmark—1.3%
Jyske Bank A/S*	18,839	880,098
Sydbank A/S	32,613	824,745

Total Denmark		1,704,843

Finland—4.5%
Metso Corp.	25,737	1,483,744
Nokian Renkaat Oyj	30,684	1,496,048
Outotec Oyj	29,898	1,739,977
Pohjola Bank PLC, Class A	69,851	966,523

Total Finland		5,686,292

FRANCE—4.4%
Arkema	16,055	1,759,886
Cap Gemini*	8,216	469,102
Eutelsat Communications	21,989	974,961
Ingenico SA	15,417	715,184
Renault SA	262	14,863
Rexel SA	47,791	1,216,646
Technip SA	89	9,573
Valeo SA*	5,253	332,773

Total France		5,492,988

Germany—12.1%
Aareal Bank AG*	25,096	876,706
Axel Springer AG	197	29,456
Bertrandt AG	13,627	1,102,311
Brenntag AG*	4,309	513,449
Commerzbank AG*	149,568	684,472
Delticom AG	6,308	674,936
Deutz AG*	88,983	882,300
Dialog Semiconductor PLC*	76,151	1,443,831
Fresenius SE & Co., KGaA	16,350	1,716,929
Gildemeister AG*	38,548	890,363
Infineon Technologies AG	142,791	1,652,346
K+S AG	2,158	171,924
KUKA AG*	23,577	636,859
Lanxess AG	6,240	538,708
Leoni AG	15,729	883,919
MAN SE*	7,558	1,052,864
ProSiebenSat.1 Media AG	7,515	194,613
Software AG	10,779	601,557
Stroer Out-of-Home Media AG*	2,888	82,790
Tognum AG	17,724	656,794

Total Germany		15,287,127

Guernsey—0.3%
Resolution Ltd.	77,371	396,592

Hong Kong—7.2%
Emperor International Holdings Ltd.	2,875,111	643,239
Emperor Watch & Jewellery Ltd.	4,500,000	752,184
Galaxy Entertainment Group Ltd.*	322,300	724,386
Hengdeli Holdings Ltd.	1,968,000	1,153,874
Melco International Development Ltd.*	1,848,000	1,755,961
Ming Fung Jewellery Group Ltd.*	15,609,029	2,027,055

See notes to the financial statements.

GLG International Small Cap Fund

Schedule of Investments (continued)

May 31, 2011

Description	Shares	Value

SJM Holdings Ltd.	545,000	$1,328,627
Wheelock & Co., Ltd.	165,000	689,502

Total Hong Kong		9,074,828

Ireland—0.0%†
WPP PLC	1,259	15,678

Italy—3.1%
Pirelli & C. SpA	152,659	1,521,361
Unione di Banche Italiane ScpA	56,822	446,068
Yoox SpA*	99,149	1,900,565

Total Italy		3,867,994

Japan—18.2%
Air Water, Inc.	3,000	35,775
Amada Co., Ltd.	126,000	921,310
Anritsu Corp.	99,100	806,077
Asahi Holdings, Inc.	24,100	477,210
Asahi Kasei Corp.	99,900	652,028
Daihatsu Motor Co., Ltd.	2,000	32,953
Daito Trust Construction Co., Ltd.	2,526	208,253
Daiwa House Industry Co., Ltd.	29,700	361,457
Denki Kagaku Kogyo Kabushiki Kaisha	155,000	794,872
Digital Garage, Inc.*	226	1,097,976
Don Quijote Co., Ltd.	39,800	1,385,749
Fuji Heavy Industries Ltd.	10,000	73,243
Hulic Co., Ltd.	28,625	239,859
IHI Corp.	152,000	374,825
INPEX Corp.	79	569,893
Japan Petroleum Exploration Co., Ltd.	12,000	571,218
JSR Corp.	30,100	593,802
Kanto Denka Kogyo Co., Ltd.	48,000	295,620
Kuraray Co., Ltd.	48,000	719,617
Mitsubishi Chemical Holdings Corp.	180,000	1,247,700
Mitsubishi Materials Corp.	162,000	498,859
Mori Trust Sogo REIT, Inc.	18	183,290
Nabtesco Corp.	64,300	1,447,559
Nippon Shokubai Co., Ltd.	43,000	538,093
Nitori Holdings Co., Ltd.	1,500	130,475
Nomura Real Estate Office Fund, Inc.	35	243,467
Nomura Real Estate Residential Fund, Inc.	21	119,672
Okuma Corp.	70,700	630,584
Omron Corp.	35,200	903,428
SMC Corp.	6,400	1,023,874
Stella Chemifa Corp.	3,800	127,646
Sumco Corp.*	18,000	322,414
Sumitomo Bakelite Co., Ltd.	96,000	624,218
Sumitomo Heavy Industries Ltd.	193,400	1,333,466
Sumitomo Rubber Industries Ltd.	22,215	255,646
THK Co., Ltd.	43,100	1,058,596
Tokyo Tatemono Co., Ltd.	95,100	341,851
Top REIT, Inc.	40	237,026
Yaskawa Electric Corp.	71,000	770,016
Zeon Corp.	83,000	721,960

Total Japan		22,971,577

Netherlands—2.3%
Aalberts Industries N.V.	71,939	1,703,541
ASM International N.V.	12,339	518,327
Delta Lloyd N.V.	29,885	687,689
Fugro N.V.	133	10,579

Total Netherlands		2,920,136

Norway—4.0%
Aker Drilling ASA*	66,673	214,209
Aker Solutions ASA	58,200	1,286,212
North Atlantic Drilling Ltd.*	87,918	156,744
Petroleum Geo-Services ASA*	23,628	381,320
Songa Offshore SE*	40,221	210,642
Storebrand ASA	79,329	724,836
TGS Nopec Geophysical Co., ASA	391	11,037
Yara International ASA	33,747	2,030,592

Total Norway		5,015,592

Peru—0.5%
Hochschild Mining PLC	71,805	626,035

Spain—0.5%
Obrascon Huarte Lain SA	16,380	611,704

Sweden—3.2%
JM AB	27,455	734,037
Lundin Petroleum AB*	92,056	1,285,050
Skandinaviska Enskilda Banken AB, Class A	77,764	696,813
Swedbank AB, Class A	36,689	681,886
Swedish Match AB	17,526	619,656

Total Sweden		4,017,442

Switzerland—3.2%
Autoneum Holding AG*	1,509	176,926
Baloise Holding AG	4,040	425,837
Compagnie Financiere Richemont SA	54	3,520
Clariant AG*	8,644	189,927
Helvetia Holding AG	1,010	444,073
Julius Baer Group Ltd.*	9,326	408,511
Rieter Holding AG*	1,509	438,068
STMicroelectronics NV	1,285	14,356
Swatch Group AG	932	463,651
Swiss Life Holding AG*	8,451	1,409,986

Total Switzerland		3,974,855

United Kingdom—17.1%
Aberdeen Asset Management PLC	320,785	1,235,859
Aegis Group PLC	5,701	13,280
Afren PLC*	9,520	25,949
AMEC PLC	49,185	936,934

See notes to the financial statements.

GLG International Small Cap Fund

Schedule of Investments (continued)

May 31, 2011

Description	Shares	Value

ARM Holdings PLC	136,170	$1,282,404
Barratt Developments PLC*	309,275	576,933
Bovis Homes Group PLC	82,670	605,304
BowLeven PLC*	60,988	308,000
Burberry Group PLC	42,723	926,989
Cairn Energy PLC*	49,552	359,637
Croda International PLC	35,254	1,129,125
Enquest PLC*	607,222	1,327,518
Fenner PLC	290,173	1,853,499
Hargreaves Lansdown PLC	87,604	912,211
ITV PLC*	6,399	7,479
John Wood Group PLC	76,479	790,707
Johnson Matthey PLC	4,481	156,197
Kingfisher PLC	112,750	532,498
Next PLC	13,640	509,340
Persimmon PLC	70,950	556,956
Premier Oil PLC*	19,984	156,710
Randgold Resources Ltd.	215	17,737
Renishaw PLC	5,547	154,484
Schroders PLC	17,838	480,649
Signet Jewelers Ltd.*	5,009	231,128
Signet Jewelers Ltd. ADR*	1,953	89,858
Smiths Group PLC	47,509	965,967
Spectris PLC	48,015	1,244,014
Spirent Communications PLC	498,786	1,264,401
Subsea 7 SA	1,522	40,420
Taylor Wimpey PLC*	900,378	545,648
The Weir Group PLC	69,527	2,281,730

Total United Kingdom		21,519,565

United States—0.9%
Alacer Gold Corp.*	51,146	493,138
Boart Longyear Group	145,654	667,189

Total United States		1,160,327

TOTAL COMMON STOCKS (Cost $114,108,678)		$121,955,368

INVESTMENT COMPANIES—2.0%
Japan—0.1%
Nomura TOPIX Banks Exchange Traded Fund*	38,400	54,177

United States—1.9%
Market Vectors Gold Miners ETF	2,000	116,300
Market Vectors Junior Gold Miners ETF	61,219	2,322,649

Total United States		2,438,949

TOTAL INVESTMENT COMPANIES (Cost $2,645,187)		2,493,126

TOTAL INVESTMENTS—98.8% (Cost $116,753,865)		$124,448,494

Other Assets in Excess of Liabilities—1.2%		1,471,780

Net Assets—100.0%		$125,920,274

*	Non-income producing security

†	Less than 0.05%

REIT	Real Estate Investment Trust

ADR	American Depositary Receipts
ETF	Exchange Traded Fund

See notes to the financial statements.

GLG International Small Cap Fund
Statement of Assets and Liabilities

May 31, 2011

ASSETS
Investments, at fair value (cost $116,753,865)	$124,448,494
Foreign currency, at fair value (cost $1,341,778)	1,348,178
Receivable for securities sold and foreign currency transactions	3,292,769
Dividend receivable	399,971
Receivable for capital shares sold	101,376
Foreign tax reclaims receivable	29,526
Prepaid expenses	44,917

Total Assets	129,665,231

LIABILITIES
Payable for investments purchased and foreign currency transactions	2,800,687
Due to custodian	447,255
Advisory fees payable	132,325
Service fees payable	90,935
Payable for capital shares repurchased	90,453
Other accrued expenses	183,302

Total Liabilities	3,744,957

Net Assets	$125,920,274

COMPOSITION OF NET ASSETS
Paid-in capital	$120,757,131
Undistributed net investment income	550,278
Net realized loss from investment securities and foreign currency related transactions	(3,067,606)
Net unrealized appreciation on investment securities and foreign currency related transactions	7,680,471

Net Assets	$125,920,274

NET ASSET VALUE PER SHARE

($0.001 par value common stock, unlimited authorized shares)

		Shares
Class	Net Assets	Outstanding	Net Asset Value

Institutional	$125,920,274	11,959,117	$10.53

See notes to the financial statements.

GLG International Small Cap Fund
Statement of Operations

For the period December 7, 2010* to May 31, 2011

INVESTMENT INCOME
Dividend income**	$1,228,962

EXPENSES
Advisory fees (See Note 3)	664,992
Service fees	170,205
Professional fees	93,506
Administrative and accounting fees	59,932
Trustee fees and expenses	14,383
Shareholder reporting fees	12,821
Transfer agent fees	9,588
Blue sky fees	2,398
Interest fees	2,198
Miscellaneous fees	1,321

Total expenses	1,031,344

Net investment income	197,618

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY RELATED TRANSACTIONS

Net realized gain (loss) on:
Investment securities	(3,065,452)
Foreign currency related transactions	349,931
Net unrealized appreciation (depreciation) on:
Investment securities	7,694,629
Foreign currency related transactions	(14,158)

Net realized and unrealized gain on investment securities	4,964,950

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,162,568

*	Commencement of operations.

**	Net of foreign taxes withheld of $127,855.

See notes to the financial statements.

GLG International Small Cap Fund
Statement of Changes In Net Assets

For the Period
December 7, 2010*
to May 31, 2011

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$197,618
Net realized loss from investment securities and foreign currency related transactions	(2,715,521)
Net unrealized appreciation on investment securities and foreign currency related transactions	7,680,471

Net increase in net assets resulting from operations	5,162,568

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	138,854,512
Cost of shares repurchased	(18,196,806)

Net increase from capital share transactions	120,657,706

NET ASSETS
Beginning of period	100,000

End of period	$125,920,274

End of period net assets includes undistributed net investment income as follows:	$550,278

CHANGES IN SHARES OUTSTANDING
Institutional Class
Shares outstanding, beginning of period	10,000
Shares sold	13,719,067
Shares repurchased	(1,769,950)

Shares outstanding, end of period	11,959,117

*	Commencement of operations.

See notes to the financial statements.

GLG International Small Cap Fund

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

For the Period
December 7, 2010[1]
to May 31, 2011

INSTITUTIONAL CLASS
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income[2]	0.02
Net realized and unrealized gain on investments	0.51

Net increase in net asset resulting from operations	0.53
Net asset value, end of period	$10.53

TOTAL RETURN
Total investment return [3]	5.30%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$125,920
Ratio to average net assets of:
Expenses[4]	1.94%
Net investment income[4]	0.37%
Portfolio turnover rate[5]	89%

1	Commencement of offering of shares.

2	Based on average shares outstanding.

3	Total investment return is calculated by assuming a purchase of shares on the first day, reinvestment of all dividends and distributions at net asset value during the period and a sale of shares on the last day of the period reported. Total return calculated for a period less than one year is not annualized.

4	Annualized.

5	Portfolio turnover rate is not annualized

See notes to the financial statements.

GLG International Small Cap Fund

Notes to Financial Statements

For the period from December 7, 2010 (Commencement of Operations) through May 31, 2011

1.	ORGANIZATION

GLG International Small Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund was organized under the laws of the State of Delaware on November 10, 2009 and it was established as a series of shares offered by GLG Investment Series Trust (the “Trust”). The Fund is currently the sole series of shares offered by the Trust. The Fund currently offers one class of shares, Institutional Class. The Fund commenced operations on December 7, 2010.

The Fund’s investment objective is to achieve maximum capital appreciation. In pursuing its objective, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies located outside of the United States. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The Board of Trustees (the “Board” and each member a “Trustee”) has overall responsibility for monitoring the operations of the Trust and the Fund. A majority of the Board is comprised of independent Trustees. The Trustees are responsible for supervising the services provided by GLG Inc. (the “Adviser”). The Adviser is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies and is responsible for all the decisions with respect to purchases and sales of portfolio securities and maintaining the related records.

2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements and accompanying notes are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, income and expenses during the reporting period and the related disclosures of contingent assets and liabilities at the date of the financial statements. Accordingly, actual results could differ from such estimates and such differences could be material to the Fund’s financial statements and accompanying notes.

Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis. Dividends are recognized on the ex-dividend date, net of withholding taxes, and interest is accrued as earned or incurred. Realized gains and losses on investment securities transactions are recorded on a first-in, first-out basis. Expenses are accrued and recognized when incurred.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading each day the New York Stock Exchange (“NYSE”) is open for business. NAV per share is calculated by dividing the Fund’s net assets by the number of shares outstanding.

The Fund’s securities are valued at the closing price from the exchange where the securities are principally traded. Equity securities are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the securities are valued at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value. If no sale is shown on NASDAQ, the securities are valued at the bid price or if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed stale and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined by the Adviser under the supervision of the Board.

GLG International Small Cap Fund

Notes to Financial Statements (continued)
For the period from December 7, 2010 (Commencement of Operations) through May 31, 2011

Fair Value Measurement

The Fund adopted FASB ASC 820, Financial Accounting Standards Board Accounting Standards Codification, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The guidance provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based on unobservable inputs (Level 3 measurements). The inputs used to determine the fair value of the Fund’s investments are summarized in the three broad levels as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall either in Level 2 or Level 3 have been adopted by the Fund. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010.

Factors considered in determining Level 2 and Level 3 fair value measurements may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

There were no transfers between Level 1 and 2 securities during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes Levels used as of May 31, 2011 in valuing the Fund’s assets and liabilities carried at fair value:

Security Type	Level 1	Level 2	Level 3	Total

Common Stocks*	$121,955,368	$—	$—	$121,955,368

Investment Companies*	2,493,126	—	—	2,493,126

Total	$124,448,494	$—	$—	$124,448,494

*	Please refer to the Schedule of Investments for securities segregated by country.

Taxation

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, in order to qualify as a regulated investment company and to make the required distributions of income and capital gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date.

Net realized long-term and short-term capital gains will be distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax

GLG International Small Cap Fund

Notes to Financial Statements (continued)
For the period from December 7, 2010 (Commencement of Operations) through May 31, 2011 basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

The Fund adopted Accounting Standards Codification (“ASC”) 740, Income Taxes. This accounting guidance defines how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements and requires entities to recognize a tax benefit from an uncertain tax position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority.

The Adviser has evaluated the tax positions taken or expected to be taken to determine whether the tax positions are “more-likely-than-not” to be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold that result in a tax benefit or expense to the Fund are recorded in the current period. The Fund is required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The tax period ended May 31, 2011 remains subject to examination by the Internal Revenue Service and State taxing authorities. The Adviser has concluded that there is no tax liability resulting from uncertain income tax positions for which it is reasonably possible that the total amounts will significantly change in the next twelve months. No tax expense, including any interest and penalties, was recorded in the current period.

Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments within the Statement of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in the U.S. and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (IFRS). ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management of the Fund is currently evaluating the implications of ASU No. 2011-04 and its impact on the Fund’s financial statements.

GLG International Small Cap Fund

Notes to Financial Statements (continued)
For the period from December 7, 2010 (Commencement of Operations) through May 31, 2011

3.	RELATED PARTY TRANSACTIONS

Management Fee

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Fund pays the Adviser an advisory fee at an annual rate of 1.25% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly. The Fund recorded $664,992 in advisory fees for the period from December 7, 2010 through May 31, 2011, of which $132,325 is payable at May 31, 2011.

Organizational and initial offering costs incurred of $400,000, in connection with the organization of the Fund and the Trust were borne by the Adviser.

4.	CAPITAL SHARE TRANSACTIONS

As of May 31, 2011, there were an unlimited number of common stock shares at $.001 par value authorized by the Fund. Investors may purchase or redeem Institutional Class Shares of the Fund at their NAV, based on the next calculation of NAV after the order is placed. Neither the Fund nor the distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. Redemption requests are processed at the next NAV calculated after the Fund, its transfer agent, or your investment representative receives your sell order. If a redemption request is received on a business day prior to 4:00 PM (Eastern Time), proceeds will normally be wired to the shareholder within three business days, provided that the Fund’s Custodian is also open for business. The Fund imposes a 2% redemption fee on redemptions made within six months of purchase subject to certain exceptions. The Fund reserves the right to waive this fee.

5.	FEDERAL INCOME TAX

At May 31, 2011, the cost of investments on a tax basis including the adjustment for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation

$116,914,901	$10,705,910	$(3,172,317)	$7,533,593

The differences between book and tax basis cost of investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.

At May 31, 2011, the components of earnings/loss on a tax-basis were as follows:

Undistributed Net	Accumulated Capital and	Net Unrealized
Investment Income	Other (Losses)	Appreciation	Total Earnings

$565,679	$(2,921,971)	$7,519,435	$5,163,143

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals, other book and tax differences, and post-October losses.

There were no distributions paid from ordinary income during the period ended May 31, 2011.

Capital losses incurred after October 31, 2010 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Fund’s next taxable year. At May 31, 2011, the Fund incurred and elected to defer to June 1, 2011 post-October losses in the amount of $2,921,971.

At May 31, 2011, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Undistributed Net	Accumulated Capital and
Investment Income	Other (Losses)	Paid-in Capital

$352,660	$(352,085)	$(575)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of foreign currency reclassifications.

GLG International Small Cap Fund

Notes to Financial Statements (continued)
For the period from December 7, 2010 (Commencement of Operations) through May 31, 2011

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended May 31, 2011 were $208,634,036 and $88,814,720, respectively.

7.	INVESTMENT RISKS

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Foreign Securities Risk-Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk-This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments in securities denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Fund to experience investment losses due to the changes in exchange rates and interest rates.

Indemnification Risk-In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connections with these indemnification provisions.

8.	ADMINISTRATION AND OTHER AGREEMENTS

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Accounting Agent”) serves as the Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Transfer Agent

Alps Fund Services, Inc. serves as the Fund’s transfer agent.

Distributor

Alps Distributors, Inc. serves as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement.

9.	SUBSEQUENT EVENTS

On July 20, 2011, shareholders of the Trust elected two new members of the Board of Trustees, Marvin Damsma and Dale M. Hanson.

Management has evaluated events and transactions for potential recognition or disclosure through the date this report was issued. Management has determined that there are no other material events that would require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GLG Investment Series Trust and
Shareholders of GLG International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of GLG International Small Cap Fund (the only portfolio constituting GLG Investment Series Trust) (the “Fund”), including the portfolio of investments, as of May 31, 2011, and the related statements of operations and changes in net assets, and the financial highlights for the period December 7, 2010 (commencement of operations) through May 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GLG International Small Cap Fund of GLG Investment Series Trust at May 31, 2011, and the results of its operations, changes in its net assets and the financial highlights for the period December 7, 2010 through May 31, 2011, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 25, 2011

GLG International Small Cap Fund

Supplemental Information (unaudited)

Federal Tax Status of Dividends Declared During the Tax Year

Qualified Dividend Income — Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the period ended May 31, 2011, taxed at a maximum rate of 15% is 100.00%.

Dividend Received Deduction — For corporate shareholders, the percentage of ordinary income distributions for the period ended May 31, 2011 that qualifies for the dividends received deduction is 3.49%.

GLG International Small Cap Fund

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Name, Address[1] and Age	Trust	Time Served[2]	During Past 5 Years[3]	Trustee[4]	Held by Trustee

Independent Trustees

Gregory E. Barton (Age 49)	Trustee	Since July 2010	Executive Vice President/General Counsel/Secretary, TheStreet.com; General Counsel/Secretary, Martha Stewart Living Omnimedia, Inc.; Executive Vice President/General Counsel/Secretary, Ziff Davis Media Inc.	2	Man Long Short Fund; Wisdom Tree Trust

Aniello A. Bianco (Age 71)	Trustee	Since July 2010	Owner, Bianco Consulting LLC; Vice President, Hildebrandt International (consultancy); Management Committee Advisor/ Managing Director, Chadbourne & Parke LLP	2	Man Long Short Fund; GLG Investments PLC; Cytogel Pharma LLC

Marvin Damsma (Age 63)	Trustee	Since July 2011	Director of Trust Investments, BP America Inc. (retired since March 2008)	2	Man Long Short Fund

Dale M. Hanson (Age 68)	Trustee Nominee	Since July 2011	Principal/partner of American Partners Consulting (marketing organization)	2	Man Long Short Fund

J. David Officer (Age 62)	Trustee	Since July 2010	COO/Vice Chair/Director, The Dreyfus Corporation; President/Director, MBSC Securities Corporation; President/Director, Dreyfus Service Corporation; Chairman of Board of Managers/President/CEO, Founders Asset Management; Manager of Board of Managers/President, MBSC, LLC; Chairman/Director, Dreyfus Transfer, Inc.; Director/Vice President, Dreyfus Service Organization, Inc.; Director, Seven Six Seven Agency, Inc; Director, Mellon Residential Funding Corp.; Executive Vice President, Mellon Bank, N.A., BNY Mellon, N.A., The Bank of New York Mellon; Chairman, Laurel Capital Advisors; CEO, SM ARIA; Director, Mellon United National Bank; Manager, BNY Mellon Investment Office GP LLC; President, The Dreyfus Family of Funds; Vice President, BNY Mellon Funds Trust; Chairman/President/CEO, Mellon Institutional Funds Investment Trust; Chairman/President/CEO, Mellon Institutional Funds Master Portfolio; Chairman/President/CEO, Mellon Optima L/S Strategy Fund LLC; President, Dreyfus Funds, Inc.; President/Principal Executive Officer, Dreyfus Founders Funds, Inc.; Director, Dreyfus Fund International Limited	1	DBX ETF Trust;
Dreyfus Transfer, Inc.;
Dreyfus Service Organization, Inc.;
Seven Six Seven Agency, Inc.;
Mellon Residential Funding Corp.;
Mellon United National Bank;
					Dreyfus Fund International Limited

GLG International Small Cap Fund

Board of Trustees and Officers (unaudited) (continued)

Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Name, Address[1] and Age	Trust	Time Served[2]	During Past 5 Years[3]	Trustee[4]	Held by Trustee

Interested Trustee[5]

John B. Rowsell (Age 53)	Trustee; Chairman of the Board; Chief Executive Officer of the Trust	Since May 2011	President of Man Investments USA Holdings Inc.	2	Man Long Short Fund

Term of
	Position(s)	Office and
Name, Address[1]	Held with	Length of
and Age	Trust	Time Served	Principal Occupation(s) During Past 5 Years

Officers of the Trust

Nadine Le Gall (Age 40)	Chief Compliance Officer	Since July 2010	Chief Compliance Officer, GLG Inc.; Chief Compliance Officer, Zwirn Financial Services, LLC; Managing Director/Deputy Chief Compliance Officer, D.B. Zwirn & Co., L.P.; Corporate Secretary/Designated Supervisory Principal, Pequot Financial Services, Inc.; Vice President/Senior Compliance Officer, Pequot Capital Management, Inc.

Jordan Allen (Age 48)	Chief Financial Officer	Since May 2011	Head of Business Management and Chief Operating Officer of the Principal Strategy Group, Ore Hill Partners LLC; President and Partner; HFR Asset Management, LLC

Orly Lax (Age 36)	Secretary and Chief Legal Officer	Since May 2011	Head of U.S. and Product Legal teams, Man Investments USA Holdings Inc.

1	The address of each Interested Trustee and executive officer of the Trust is c/o GLG Inc., 390 Park Avenue, 20th Floor, New York, NY 10022.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupation(s) of the Trustees may cover more than the past five years.
4	The Fund Complex includes another registered investment company advised by the Adviser’s parent.
5	Mr. Rowsell is an “interested person” (as defined by the 1940 Act) of the Trust (“Interested Trustee”) because of his employment and officer position with the Adviser’s parent company, Man Investments USA Holdings Inc.

GLG International Small Cap Fund

Board Approval of Investment Advisory Agreement

The investment advisory agreement between GLG Investment Series Trust (the “Trust”), the sole series of which is GLG International Small Cap Fund (the “Fund”), and GLG Inc. (the “Adviser”) (the “Advisory Agreement”), with an initial term of two years, was approved by: (i) the Trust’s Board of Trustees (the “Board”) and the separate vote of a majority of the trustees (the “Trustees”) who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval; and (ii) the vote of the Fund’s initial sole shareholder.

At a meeting of the Board held on July 21, 2010, all of the Trustees, including all of the Independent Trustees, approved the Advisory Agreement for an initial term of two years. In considering whether to approve the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services to be rendered to the Fund by the Adviser and the fee to be paid by the Fund to the Adviser; (ii) information concerning the individuals who would be responsible for the day-to-day management of the Fund’s assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) The nature, extent and quality of services provided by the Adviser. The Trustees reviewed the services that the Adviser would provide to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services that would be provided to the Fund, the Board discussed, in detail, with representatives of the Adviser, the proposed management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of transactions to be entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services that would be provided to the Fund under the Advisory Agreement, the Adviser also will provide certain administrative and other services necessary for the operation of the Fund (including oversight of the Fund’s day-to-day operations and Fund compliance and accounting services). In this regard, the Board referred to the relatively broad scope of services required to be provided under the proposed Advisory Agreement. The Board also discussed the Adviser’s extensive experience in managing funds and accounts with similar strategies to those of the Fund. The Board found it was reasonable to expect that the Fund would receive the services required from the Adviser under the Advisory Agreement and that these services should be of high quality.

(b) Investment performance of the Adviser. In connection with the evaluation of the services to be provided by the Adviser, the Board reviewed the performance of the Adviser with respect to other investment vehicles managed by it, compared to the performance of certain indices. The Board also noted the proposed portfolio manager’s extensive experience in managing registered and unregistered funds with similar strategies. Based on the foregoing, the Trustees concluded that the Fund would be in a position to benefit from that experience and receive high quality services.

(c) Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. The Trustees also considered the cost of the services to be provided by the Adviser. Under the Advisory Agreement, the Fund would pay a monthly advisory fee of 0.104% (1.25% on an annual basis) on the Fund’s average daily net assets. The Trustees considered information that showed a comparison of the proposed advisory fee and expected expense ratio of the Fund compared with the fees and expenses of mutual funds that employ an investment strategy similar to that of the Fund. The Trustees also considered the fee expectations of the anticipated large seed investor in the Fund. The Trustees reviewed data comparing the management fees charged by other funds and accounts managed by the Adviser or its affiliates, noting that the proposed fee for the Fund was within the range of fees paid by such other products or accounts.

The Trustees then considered the profits to be realized by the Adviser and its affiliates from the relationship with the Trust. Although the Trust was newly formed, the Adviser was able to provide the Trustees with an estimated profitability analysis showing the Adviser’s projected net income and profit margin in connection with the management of the Fund. The Trustees noted that the projected levels seemed reasonable.

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund’s assets. Because the Fund was newly formed and the eventual aggregate amount of the Fund’s assets was uncertain, the Adviser was not able to provide the Trustees with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Trustees determined that they would revisit this issue after the initial two-year term of the Advisory Agreement.

Conclusion. Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the Fund’s proposed fee structure to be fair and reasonable in light of the services to be provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Trustees who were present at the July 21, 2010 meeting, including all of the Independent Trustees, approved the Advisory Agreement for the initial two-year term.

GLG International Small Cap Fund

General Information (unaudited)

Investment Adviser
GLG Inc.
390 Park Avenue
New York, NY 10022

Distributor and Transfer Agent
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Administrator and Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Independent Registered Public Accounting Firm
Ernest & Young LLP
5 Times Square
New York, NY 10036

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 877-593-0323.

Information regarding how the Fund voted proxies for portfolio securities will be available without charge and upon request by calling 877-593-0323, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at wwww.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

General Enquiries: +1 877-593-0323
GLG Inc. c/o GLG International Small Cap Fund 20th Floor, 390 Park Avenue New York, NY 10022
USA

Item 2. Code of Ethics.
a). The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.
b). There have not been any changes to the Code of Ethics.
c). Not Applicable.
d). During the period, Registrant granted no waivers from the provisions of its code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.
e). Not Applicable.
f). Attached.
Item 3. Audit Committee Financial Expert.
a). The Registrant’s Board of Trustees has two audit committee financial experts serving on its Audit Committee, “independent” Trustees, Gregory Barton and J. David Officer. None of Messrs. Barton and Officer are “interested persons” as defined by section 2(a)(19) of the Investment Company Act of 1940. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
a). Audit Fees: the aggregate fees billed during the Registrant’s initial fiscal period ended May 31, 2011 for professional services rendered by the principal accountant for the audit are as follows:
2011: $30,000

b). Audit-Related Fees: the aggregate fees billed during the Registrant’s initial fiscal period ended May 31, 2011 for assurance and related services by the principal accountant that are principally related to the Registrant’s tax return reviews and are not reported under paragraph (a) of this item are as follows:
2011: $0
c). Tax Fees, the aggregate fees billed during the Registrant’s initial fiscal period ended May 31, 2011 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:
2011: $7,000
d). All Other Fees, the aggregate fees billed during the Registrant’s initial fiscal period ended May 31, 2011 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:
2011: $4,000
e) Audit Committee Pre-Approval Policies and Procedures.
          (i) Per Rule 2-01(c)(7)(A) of Regulation S-X, the Audit Committee pre-approves all of the
Audit, Audit-Related, Tax and Other Fees of the Registrant.
          (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.
(f) No response required.
(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds during the Registrant’s initial fiscal period ended May 31, 2011 is as follows:
2011: $0
(h) Not Applicable.
Item 5. Audit Committee of Listed Registrants.
(a) The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 and the members of such committee are Gregory Barton, Aniello Bianco, and J. David Officer.

(b) Not applicable.
Item 6. Schedule of Investments.
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLG Investment Series Trust
By:	/s/ John B. Rowsell
John B. Rowsell, Principal Executive Officer

Date: August 5, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: GLG Investment Series Trust
By:	/s/ John B. Rowsell
John B. Rowsell, Principal Executive Officer

Date: August 5, 2011

By:	/s/ Jordan Allen
Jordan Allen, Principal Financial Officer

Date: August 5, 2011